Supplement dated January 11, 2023 to the Natixis Funds Statutory Prospectuses dated, February 1, 2022, April 1, 2022, May 1, 2022 and June 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Limited Term Government and Agency Fund
AlphaSimplex Global Alternatives Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
Gateway Fund	Loomis Sayles Strategic Income Fund
Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
Loomis Sayles Core Plus Bond Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Credit Income Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Global Allocation Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Global Growth Fund	Natixis Oakmark Fund
Loomis Sayles Growth Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Intermediate Duration Bond Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles International Growth Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund

Effective immediately, the first paragraph under “Eliminating the CDSC” under “Eliminating Front-End Sales Charges and CDSCs” in the subsection “Class A Shares” in the section “How Sales Charges are Calculated” is amended and restated as follows:

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from Certain Retirement Plans to pay plan participants or beneficiaries due to death, disability, separation from service, normal or early retirement, loans from the plan, hardship withdrawals, return of excess contributions, or required minimum distributions (an individual participant’s voluntary distribution or a total plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions (applies only to the amount necessary to meet the required minimum distributions).

Effective immediately, the second paragraph under “Eliminating the CDSC” under “Class C Contingent Deferred Sales Charges” in the subsection “Class C Shares” in the section “How Sales Charges are Calculated” is amended and restated as follows:

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from Certain Retirement Plans to pay plan participants or beneficiaries due to death, disability, separation from service, normal or early retirement, loans from the plan, hardship withdrawals, return of excess contributions, or required minimum distributions (an individual participant’s voluntary distribution or a total plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions (applies only to the amount necessary to meet the required minimum distributions).

Supplement dated January 11, 2023 to the Natixis Funds Statements of Additional Information, dated February 1, 2022, April 1, 2022, May 1, 2022 and June 1, 2022, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Limited Term Government and Agency Fund
AlphaSimplex Global Alternatives Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
Gateway Fund	Loomis Sayles Strategic Income Fund
Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
Loomis Sayles Core Plus Bond Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Credit Income Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Global Allocation Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Global Growth Fund	Natixis Oakmark Fund
Loomis Sayles Growth Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Intermediate Duration Bond Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles International Growth Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund

Effective immediately, the fourth paragraph in the section “Redemptions” is amended and restated as follows:

The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Funds), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. However, if an account is transferred to a new registration solely as an operational processing step to facilitate the distribution request from the deceased shareholder’s (or the estate’s) account, the CDSC will be waived. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account.

Effective immediately, the sixth paragraph in the section “Redemptions” is amended and restated as follows:

The CDSC also may be waived on redemptions necessary to pay plan participants or beneficiaries from certain retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.